Income taxes - Reconciliation between the income taxes expense (benefit) and provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Expected income tax at Chinese Mainland income tax rate	¥ 350,770,959	$ 49,405,056	¥ 305,864,072	¥ 297,700,096
Share based compensation expense not deductible for income tax purposes	916,343	129,064	4,399,168	24,325,078
Other expenses not deductible for income tax purposes	10,649,553	1,499,958	13,384,454	22,108,693
Effect of tax holiday and preferential tax rate	(134,240,494)	(18,907,378)	(15,977,099)	(25,716,398)
Effect of different tax rate of subsidiary operation in other jurisdictions	1,376,643	193,896	319,679	1,535,280
Research and development tax deduction	(20,676,415)	(2,912,212)	(16,996,590)	(14,040,027)
Unrecognized tax benefits for prior years' transfer pricing arrangement				(22,239,451)
Change in valuation allowance	11,432,693	1,610,261	101,490,352	99,384,200
Income tax on subsidiary earnings	24,459,727	3,445,080
Others	4,748,635	668,832	(3,126,423)	(14,321,770)
Total income tax expense (benefit)	¥ 249,437,644	$ 35,132,557	¥ 389,357,613	¥ 368,735,701